PREFERRED STOCK (10K) - Preferred stock liquidation preference (Details) - Series A Preferred Stock - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017
Class Of Stock [Line Items]
Shares outstanding at $10.00 per share	$ 4,451	$ 4,451
Cumulative unpaid dividends	13,657	12,989
Preferred Stock liquidation preference	$ 18,108	$ 17,440	$ 18,775